Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued And Other Current Liabilities [Text Block]
10. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2017	2018
Other taxes payable	$1,344,814	$506,465
Accrued employee payroll and welfare	1,685,492	1,734,528
Other payable	832,548	514,031
Accrued expenses	4,717,604	4,672,641
Advances from customers	63,298	19,421
Advances from third party for sale of non-core assets (Refer to Note 5)	—	5,099,365
Provision for equity of losses in affiliates	—	327,646

	$8,643,756	$12,874,097

Other taxes payable mainly consist of value-added tax and related surcharges and PRC individual income tax of employees that was withheld by the Company. The Company’s PRC subsidiaries are subject to value-added tax at a rate of
17
% before
May 1, 2018
and
16
% thereafter on product purchases and sales. Value-added tax payable on sales is computed net of value-added tax paid on purchases.